ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Sep. 30, 2021
Gansu QLS
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Schedule of subsidiaries

	Ownership as of
	September	September
	30, 2021	30, 2020
Moshangfa (Gansu) Fertilizer Industry Co., Ltd (formerly Jiuquan Qiming Biotechnology Co., Ltd, “Moshangfa”)	100%	100%
Chengdu Qilianshan Biotechnology Co., Ltd (“Chengdu QLS”)	79.51%	71.75%
Jiuquan Ahan Biotechnology Co., Ltd. (“Ahan”)	100%	75%
Tibet Samen Trading Co., Ltd (“Samen”)	100%	100%
Tibet Cangmen Trading Co., Ltd (“Cangmen”)	100%	100%
Rugao Tianlu Animal Products Co., Ltd (“Rugao”)*	79.51%	71.75%
Chongqing Shengfu Biological Technology Co., Ltd (“Chongqing”) *	79.51%	NA

* Rugao and Chongqing were incorporated as a wholly-owned subsidiary of Chengdu QLS in 2020 and 2021, respectively.